SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX	BEIJING BOSTON BRUSSELS CENTURY CITY CHICAGO DALLAS GENEVA	HONG KONG HOUSTON LONDON LOS ANGELES MUNICH NEW YORK PALO ALTO	SAN FRANCISCO SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

FOUNDED 1866

October 11, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Division of Investment Management

Re:	Amendment No. 85 to the Registration Statement
on Form N-1A of Master Investment Portfolio (the “Trust”) relating to
Money Market Master Portfolio, Prime Money Market Master Portfolio
and Treasury Money Market Master Portfolio (each a “Portfolio”, collectively, the “Portfolios”)

Ladies and Gentlemen:

The Trust hereby files via EDGAR one electronically signed copy of Amendment No. 85 under the Investment Company Act of 1940, as amended (the “1940 Act”), to its registration statement on Form N-1A (the “Amendment”). It is proposed that the Amendment become effective on October 11, 2016.

The Amendment is being filed to (1) reflect changes necessary for each of Money Market Master Portfolio and Prime Money Market Master Portfolio, each a non-retail, non-government money market fund under Rule 2a-7 under the 1940 Act, to adopt a floating rate net asset value and to disclose potential implementation of liquidity fees and redemption gates, (2) make conforming changes to reflect revisions to certain defined terms in Rule 2a-7 and (3) make certain non-material changes which the Trust deemed appropriate.

On behalf of the Trust, we confirm that the Portfolios do not have any disclosures that would be required to be reported pursuant to Items 16(g)(1) & 16(g)(2) of Form N-1A.

Please do not hesitate to contact me at (212) 839-5511 if you require additional information regarding the Trust’s registration statement.

Respectfully submitted,

/s/ Douglas E. McCormack

Douglas E. McCormack

cc:	Benjamin Archibald
Tricia J. Meyer
John A. MacKinnon

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.